INVESTMENT PROPERTIES - Fair Value of Investment Properties (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 5,112	$ 5,250	$ 5,809
Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	407	403
Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	105	130
Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	4,510	4,621
Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	81	86
Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	9	10
Fair value | Land not being used for operation
Disclosure of detailed information about investment property [Line Items]
Investment properties	10,678	10,322
Fair value | Office buildings for rent
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,068	1,995
Fair value | Warehouse
Disclosure of detailed information about investment property [Line Items]
Investment properties	5,876	5,291
Fair value | Land leasehold right
Disclosure of detailed information about investment property [Line Items]
Investment properties	93	158
Fair value | Other
Disclosure of detailed information about investment property [Line Items]
Investment properties	$ 9	$ 11